Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of Plan
NOTE 1 DESCRIPTION OF THE PLAN

The following description of the UBS Financial Services Incorporated of Puerto Rico Savings Plus Plan (the Plan) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions and detailed definitions of several terms of the Plan.
General
Effective July 31, 2021, UBS Financial Services Inc (the Company) became the Plan Sponsor for the Plan when UBS Financial Services Incorporated of Puerto Rico was merged with the parent company UBS Financial Services Inc. The Plan, a defined contribution plan, provides retirement benefits to eligible employees of UBS Financial Services and any of its subsidiaries who have adopted the Plan and are residents of Puerto Rico. Subject to certain exceptions, all full- and part-time employees on the Company’s U.S. payroll platform that are residents of Puerto Rico are eligible to participate in the Plan upon completion of one hour of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
The Plan is administered by the Company’s Plan Administrator (Employee Benefits Committee of UBS AG). Northern Trust (the Custodian) is the custodian of the assets and the UBS Trust Company of Puerto Rico (the Trustee) is the trustee. Alight (formerly Aon Hewitt) is the Plan’s record-keeper and Mercer serves as the Plan’s investment advisor.
The Plan is established under the laws of Puerto Rico and is subject to Puerto Rico’s contribution limits. All other features of the Plan are similar to those of the UBS 401(k) Plan.
For a summary of investment options in the Plan, refer to Note 3.
Plan Amendments
The Plan, as restated for January 1, 2017, and amended, as executed and adopted on October 20, 2017, December 27, 2017, November 2, 2018, May 4, 2020, July 1, 2021, July 27, 2021 and, most recently, on October 22, 2024 to reflect a change in the Plan’s governance structure, including naming the Employee Benefits Committee of UBS AG as the Plan Administrator and delegating authority to the Defined Contribution Investment Committee of UBS AG as appointed by the Combined US Operations Management Committee.
Administrative Expenses
Certain reasonable costs for administering the Plan and the Trust Fund are paid from the assets of the Trust. These costs for the day-today operation of the Plan are generally referred to as “Recordkeeping and Administrative Fees” and include fees for recordkeeping, trustee services, investment consulting, auditing, and legal services rendered to the Plan. The Plan may pass these expenses on to Plan participants in the form of a deduction from participants’ investments (on a pro-rate basis). An additional deduction is applied to participants’ account that are invested through the Mutual Fund Window Tier.
Participant Contributions
A participant’s contributions can consist of “pre-tax contributions,” which reduce the participant’s taxable compensation and “after-tax contributions,” which do not reduce a participant’s taxable compensation, and “rollovers,” which are transfers from other Puerto Rico tax-qualified retirement plans.
For each plan year, a participant is eligible to make pre-tax contributions through payroll deductions, up to 85% of his/her eligible compensation. The dollar amount of a participant’s contributions cannot exceed certain Plan limits and those imposed under the Internal Revenue Code for a New Puerto Rico (the Code). Eligible compensation is defined as 499-R-2/W-2 Puerto Rico earnings (subject to certain adjustments), not to exceed $350,000 for 2025 and $345,000 for 2024. Pre-tax contributions are limited by the Code to $15,000 for 2024 and 2025. Participants who have attained age 50 on or before December 31, 2025, were limited to pre-tax contributions of $16,500 for 2024 and 2025. These limits are subject to change in future years to be consistent with limitations imposed by the Code.
Participants are also permitted to make after-tax contributions of up to 10% of their eligible compensation up to the IRC compensation limit of $350,000 for 2025 (or $35,000 for 2025) provided that the maximum combined rate of a participant’s pre- and after-tax contributions does not exceed 85% of his/her eligible compensation for 2024 and 2025. After-tax contributions may be considered in determining the Company’s matching contribution.
Additionally, participants may make rollover contributions to the Plan, which are transfers from another Puerto Rico tax-qualified retirement plan. The amount rolled over will be credited to a participant’s account and will be treated similar to appreciation on pre-tax contributions for Plan accounting and Puerto Rico income tax purposes.
Company Contributions
Each year, the Company uses
pre-
and
after-tax
contributions in determining the amount of the Company’s matching contribution for each participant. For Plan year beginning January 1, 2017 the Company Match is calculated by multiplying each participant’s pre-tax,
and
after-tax
contributions (up to 6% of eligible compensation) by 100% and, is limited on an annual basis, to $3,000 for 2017; $ 4,500 for 2018 and $5,850 for 2019 and thereafter the annual Company Match is a maximum of $8,000. Company Match contributions are contributed on a payroll basis based on the participants contributions and year to date annual eligible retirement earnings.
Company match contributions and earnings are invested according to the participant’s investment elections in effect for Company contributions, which can be different or similar to their pre-tax
and
after-tax
contribution elections.
The Company also provides a retirement contribution (basic profit-sharing contribution) equal to a percentage of the participant’s eligible compensation (up to the annual IRC compensation limit - $350,000 for 2025) and based on the participant’s years of service with the Company as of the beginning of the plan year and eligible compensation. The retirement contribution is invested according to the participant’s investment elections in effect for Company contributions, which can be different or similar to their pre-
and
after-tax
contributions.
The Qualified Deferred Payment (QDP) feature is a supplemental profit-sharing contribution provided to participants who satisfy certain eligibility requirements. The contribution amount is based on a participant’s age at the beginning of the plan year. QDP contributions and earnings are invested according to the participant’s investment elections in effect for Company contributions, which can be different or similar to their pre-
and
after-tax
contribution elections.
If a participant has not selected his or her investment elections, the Company Contributions are invested in the age-appropriate
Vanguard Target Date Retirement Fund, the default investment option. The determination of the Target Date Fund is based on the participant’s year of birth.
Participant Accounts
Under the Plan, each participant has two accounts—an employee account (Employee Account) and a company account (Company Account). The Company Account is funded; per payroll for the Company Match, annually for the Company Retirement Contribution and, per specific payrolls for the QDP. The participant can change their investment elections for Company Contributions (Company Match, Company Retirement Contribution, and QDP) as well as their own contributions
(pre-tax
and
after-tax)
at any time. In addition, they can make different investment elections for their Company Contributions, before-tax
contributions, and
after-tax
contribution. The participant’s Employee Account reflects all of the participant’s contributions in addition to income, gains, losses, withdrawals, distributions, loans, and expenses attributable to these contributions. The participant’s Company Account reflects his/her share of the Company’s contributions from the Company match, the Company retirement contribution, and the QDP for each plan year and income, gains, losses, withdrawals, distributions, and expenses attributable to these Company contributions.
Vesting
Participants are fully vested in their Employee Account. A participant becomes fully vested in his or her Company Account after three years of service, or, while in service as an employee and either attaining age 65, attaining age 55 with 10 years of service, becoming totally and permanently disabled, or upon death.
Forfeited Accounts
Forfeited balances of terminated participants’ unvested Company Accounts are used to reduce the Company’s contributions to the Plan. For the year ended December 31, 2025, total forfeitures of $8,630 were used to reduce the Company contributions. Unallocated forfeited balances as of December 31, 2025 and 2024 were $305 and $102 respectively.
Distributions and Withdrawals
After-tax
contributions, including any income and loss thereon, may be withdrawn by participants at any time in accordance with the Plan’s provisions. Withdrawals of pre-tax
contributions or vested Company contributions are permitted, subject to certain limitations as set forth in the Code. All withdrawals or a portion thereof are subject to taxation as set forth in the Code.
Upon termination of service, a participant may elect to receive a distribution of the vested portion of his/her account in a lump-sum
amount.

Notes Receivable from Participants
Notes receivable from participants represent participant loans which are permitted under the Plan. The minimum amount that may be borrowed is $1,000 and the maximum amount is limited to the lesser of 50% of the value of a participant’s vested account balance, or $50,000, reduced by the participant’s highest outstanding loan balance over the previous 12 months. The interest rates ranged from 5.25% to 10.50%. All loans, including interest, are to be repaid in level amounts through payroll deductions to be no less frequent than quarterly over the life of the loan.
Loans are payable in equal installments, representing a combination of interest and principal by withholding from the participant’s paychecks. The outstanding principal amount of any loan can be repaid on any business day. In the event a participant has a loan outstanding under the Plan, various limitations exist on such participant’s right to receive additional loans under the Plan. If a loan is not repaid within 90 days, it will automatically be treated as a distribution to the participant.
Plan Termination
While the Company has not expressed any intent to terminate the Plan, it is free to do so at any time subject to the provisions of ERISA. In the event the Plan is wholly or partially terminated, or upon the complete discontinuance of contributions under the Plan by any entity of the Company, each participant affected shall become fully vested in his/her Company Account. Any unallocated assets of the Plan then held by the Custodian shall be allocated among the appropriate Company Accounts and Employee Accounts of the participants and will be distributed in a manner determined by the Company.